Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of option activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life	Total Intrinsic Value
Outstanding at December 31, 2020	950,236	$5.44	8.82
Granted	383,125	6.04
Forfeited	(420,625)	5.44
Outstanding at December 31, 2021	912,736	$4.96	8.34	$1,951,117
Granted	100,000	8.80	9.69	-
Expired	(15,625)	5.00	8.08	40,626
Forfeited	(15,625)	5.00	8.08	40,624
Outstanding at September 30, 2022	981,486	5.33	7.79	2,344,489
Exercisable at September 30, 2022	762,666	$4.68	7.35	$2,256,558

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life	Total Intrinsic Value
Outstanding at December 31, 2019	678,750	$6.00	9.48
Granted	335,000	5.00
Exercised	(63,514)	4.08
Outstanding at December 31, 2020	950,236	$5.44	8.82
Granted	383,125	6.04
Forfeited	(420,625)	5.44
Outstanding at December 31, 2021	912,736	$4.96	8.34	$1,951,117
Exercisable at December 31, 2021	599,843	$4.28	7.70	$1,685,099

Schedule of options outstanding
Exercise Price	Number of Options Outstanding	Number of Options Exercisable	Weighted Average Remaining Contractual Years	Intrinsic Value
$4.04	496,486	496,486	6.68	$1,767,489
5.00	135,000	131,180	8.41	351,000
5.48	50,000	50,000	7.88	106,000
7.00	200,000	70,000	9.16	120,000
8.80	100,000	15,000	9.69	-
$5.33	981,486	762,666	7.79	$2,344,489

Exercise Price	Number of Options Outstanding	Number of Options Exercisable	Weighted Average Remaining Contractual Years	Intrinsic Value
$4.04	496,486	496,489	7.43	$1,509,317
5.00	166,250	53,357	9.09	110,983
5.48	50,000	40,000	8.63	64,000
7.00	200,000	10,000	9.84	800
$4.96	912,736	2,399,371	8.34	$1,951,117

Schedule of warrants outstanding
	Number	Weighted Average Price
December 31, 2020	848,410	$18.52
Issued pursuant to Unit Purchase Agreement	2,130,295	9.00
Issued	57,499	5.56
December 31, 2021	3,036,204	$11.60
Issued pursuant to Unit Purchase Agreement	2,090,035	9.00
Issued	219,598	4.64
Exercised	(75,000)	0.04
Expired	(28,407)	12.00
September 30, 2022	5,242,430	$10.43

	Number	Weighted Average Price
December 30, 2019	28,407	$12.00
Issued on Somah acquisition	749,984	20.00
Issued	70,003	5.52
December 30, 2020	848,394	$8.52
Issued pursuant to Unit Purchase Agreement	2,130,292	9.00
Issued	57,499	5.56
December 31, 2021	3,036,185	$8.80

Schedule of Share Based Stock Option Valuation Assumptions
	2021	2020
Risk-free interest rate	1.09%	0.93%
Volatility	252.08%	241.88%
Exercise price	$6.04	$5.48
Dividend yield	0%	0%
Forfeiture rate	0%	0%
Expected life (years)	6.38	10.00